Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Total Revenue by Geographic Area	Total revenue by geographic area was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue:
United States	$22,317	$14,964	$61,038	$41,036
United Kingdom	5,164	3,399	14,064	9,427
Other	21,771	13,833	59,153	37,972
Total revenue	$49,252	$32,196	$134,255	$88,435
Total revenue by geographic area was as follows:

	For the Year Ended
	December 31,
	2019	2020
Revenue:
United States	$42,159	$57,231
United Kingdom	10,187	13,158
Other	39,763	54,486
Total revenue	$92,109	$124,875

Property and Equipment, Net by Geographic Location
Property and equipment, net by geographic location consists of the following:

	As of
	September 30, 2021	December 31, 2020
Property and equipment, net:
United States	$6,475	$1,023
Russia	1,440	1,450
Czech Republic	425	439
Other	51	56
Total assets	$8,391	$2,968

Property and equipment, net by geographic location consists of the following:

	As of December 31,
	2019	2020
Property and equipment, net:
United States	$299	$1,023
Russia	1,093	1,450
Czech Republic	168	439
Other	45	56
Total assets	$1,605	$2,968